Accrued expenses payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accrued expenses payable
20.	Accrued expenses payable

	2020	2019
Accruals and estimations	$23,589	$4,616
Labor related provisions	6,541	44,401
Liability for social security contributions	3,275	5,617
Other	590	739

	$33,995	$55,373

As of December 31, 2020 and 2019, accruals and estimations include the estimated balance of the current portion of the long term provisions (see note 21).
Labor related provisions include a profit-sharing program for both management and non-management
staff. For members of management, profit-sharing is based on a combination of the Company’s performance as a whole and the achievement of individual goals. Profit-sharing for non-management
employees is based solely on the Company’s performance. The accrual at year-end
represents the amount expensed for the current year, which is expected to be settled within 12 months.